                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2000

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 7 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christopher R. Kaufman, leader of the BFM large cap value team and Managing Director at BFM since July 2000; Gemma Ivol, Vice President and investment manager at BFM since 1995; Wade Wescott, Vice President and investment manager at BFM since March 2000; and John M. Chambers, Vice President and investment manager at BFM since August 2000. Prior to joining BFM, Mr. Kaufman was a Senior Vice President and Portfolio Manager at Retirement System Investors Inc. ("RSI") since 1995 and Director of Research at RSI since 1997, and Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995. Prior to joining BFM, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Chambers formerly was an equity analyst covering technology stocks for the large cap growth and value products at RSI, prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000. Mr. Kaufman and Mr. Chambers have been portfolio co-managers since September 2000, and Ms. Ivol and Mr. Wescott since June 2000.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 14 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: R. Andrew Damm, Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Mr. Damm has served as senior investment manager with BlackRock Advisors, Inc. since 1995 and was a portfolio manager for PNC Bank from 1988 to 1995. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm has participated in the management of the portfolio since 1996 and was designated as manager in September 1997. Mr. Considine has been a portfolio co-manger since June 2000.

BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 21 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K. Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Research Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has been a portfolio co-manager since inception and Mr. Ginsberg and Ms. Axelrod since June 2000.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 34 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K. Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Equity Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has headed the fund's portfolio management team since 1996, and Mr. Ginsberg and Ms. Axelrod have been portfolio co-managers since June 2000.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

   The section "Fund Management" on page 57 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock International, Ltd. (BIL), including the following individuals who have day-to-day responsibility: Nigel Barry, Managing Director at BIL since 1996, Peter Tait, Managing Director and Global Strategist at BIL since 1996, and Robin Watson, Vice President and investment manager at BIL since 1999. Prior to joining BIL, Mr. Barry was Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd., Peter Tait was Director and head of the Continental European Desk at Dunedin Fund Managers Ltd. from 1994-1996 and Robin Watson served as a Latin American specialist with AIB Govett in London from 1997 to 1999. Mr. Barry has served on the fund's management team since 1996 and has been fund co-manager since April 1999, Mr. Watson since January 2000 and Mr. Tait since June 2000.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 73 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: R. Andrew Damm, Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Prior to joining BFM, Mr. Damm served as senior investment manager with BlackRock Advisors, Inc. since 1995 and Mr. Considine served as portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm and Mr. Considine have been portfolio co-managers since June 2000.

ABOUT YOUR INVESTMENT

Which Pricing Option Should You Choose?

The last paragraph in the section "Which Pricing Option Should You Choose?" on page 100 has been deleted.

SERVICES FOR SHAREHOLDERS

Retirement Plans

The second sentence in the section "Retirement Plans" on page 116 has been amended to read in its entirety as follows:

    For more information about applications or annual fees, please contact the Fund Agent, PFPC Inc., at P.O. Box 8907, Wilmington, DE 19899-8907 or call 1-800-441-7762.

This Supplement is dated September 28, 2000.

                               BLACKROCK FUNDS SM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2000

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 5 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christopher R. Kaufman, leader of the BFM large cap value team and Managing Director at BFM since July 2000; Gemma Ivol, Vice President and investment manager at BFM since 1995; Wade Wescott, Vice President and investment manager at BFM since March 2000; and John M. Chambers, Vice President and investment manager at BFM since August 2000. Prior to joining BFM, Mr. Kaufman was a Senior Vice President and Portfolio Manager at Retirement System Investors Inc. ("RSI") since 1995 and Director of Research at RSI since 1997, and Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995. Prior to joining BFM, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Chambers formerly was an equity analyst covering technology stocks for the large cap growth and value products at RSI, prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000. Mr. Kaufman and Mr. Chambers have been portfolio co-managers since September 2000, and Ms. Ivol and Mr. Wescott since June 2000.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 10 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: R. Andrew Damm, Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Mr. Damm has served as senior investment manager with BlackRock Advisors, Inc. since 1995 and was a portfolio manager for PNC Bank from 1988 to 1995. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm has participated in the management of the portfolio since 1996 and was designated as manager in September 1997. Mr. Considine has been a portfolio co-manger since June 2000.

BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K. Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Research Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has been a portfolio co-manager since inception and Mr. Ginsberg and Ms. Axelrod since June 2000.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 25 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K. Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Equity Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has headed the fund's portfolio management team since 1996, and Mr. Ginsberg and Ms. Axelrod have been portfolio co-managers since June 2000.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock International, Ltd. (BIL), including the following individuals who have day-to-day responsibility: Nigel Barry, Managing Director at BIL since 1996, Peter Tait, Managing Director and Global Strategist at BIL since 1996, and Robin Watson, Vice President and investment manager at BIL since 1999. Prior to joining BIL, Mr. Barry was Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd., Peter Tait was Director and head of the Continental European Desk at Dunedin Fund Managers Ltd. from 1994-1996 and Robin Watson served as a Latin American specialist with AIB Govett in London from 1997 to 1999. Mr. Barry has served on the fund's management team since 1996 and has been fund co-manager since April 1999, Mr. Watson since January 2000 and Mr. Tait since June 2000.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 54 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: R. Andrew Damm, Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Prior to joining BFM, Mr. Damm served as senior investment manager with BlackRock Advisors, Inc. since 1995 and Mr. Considine served as portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm and Mr. Considine have been portfolio co-managers since June 2000.

This Supplement is dated September 28, 2000.

                               BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2000

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 5 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christopher R. Kaufman, leader of the BFM large cap value team and Managing Director at BFM since July 2000; Gemma Ivol, Vice President and investment manager at BFM since 1995; Wade Wescott, Vice President and investment manager at BFM since March 2000; and John M. Chambers, Vice President and investment manager at BFM since August 2000. Prior to joining BFM, Mr. Kaufman was a Senior Vice President and Portfolio Manager at Retirement System Investors Inc. ("RSI") since 1995 and Director of Research at RSI since 1997, and Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995. Prior to joining BFM, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Chambers formerly was an equity analyst covering technology stocks for the large cap growth and value products at RSI, prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000. Mr. Kaufman and Mr. Chambers have been portfolio co-managers since September 2000, and Ms. Ivol and Mr. Wescott since June 2000.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 10 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: R. Andrew Damm, Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Mr. Damm has served as senior investment manager with BlackRock Advisors, Inc. since 1995 and was a portfolio manager for PNC Bank from 1988 to 1995. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm has participated in the management of the portfolio since 1996 and was designated as manager in September 1997. Mr. Considine has been a portfolio co-manger since June 2000.

BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K.

    Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Research Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has been a portfolio co-manager since inception and Mr. Ginsberg and Ms. Axelrod since June 2000.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 25 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Christian K. Stadlinger, Managing Director at BFM since 1996, Jarl Ginsberg, Vice President and investment analyst at BFM since 1998, and Cynthia Axelrod, Vice President and investment manager at BFM since March 2000. Prior to joining BFM, Mr. Stadlinger served as a Portfolio Manger and Equity Analyst with Morgan Stanley Asset Management from 1989 to 1996, Mr. Ginsberg served as a research analyst at Kennedy Capital Management from 1994 to 1998, and Ms. Axelrod served as a Principal and Director at 1838 Investment Advisors from 1995 to 2000, where she co-managed their small cap value fund. Mr. Stadlinger has headed the fund's portfolio management team since 1996, and Mr. Ginsberg and Ms. Axelrod have been portfolio co-managers since June 2000.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock International, Ltd. (BIL), including the following individuals who have day-to-day responsibility: Nigel Barry, Managing Director at BIL since 1996, Peter Tait, Managing Director and Global Strategist at BIL since 1996, and Robin Watson, Vice President and investment manager at BIL since 1999. Prior to joining BIL, Mr. Barry was Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd., Peter Tait was Director and head of the Continental European Desk at Dunedin Fund Managers Ltd. from 1994-1996 and Robin Watson served as a Latin American specialist with AIB Govett in London from 1997 to 1999. Mr. Barry has served on the fund's management team since 1996 and has been fund co-manager since April 1999, Mr. Watson since January 2000 and Mr. Tait since June 2000.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 54 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Damm,

    Managing Director at BFM since 1997 and Matthew Considine, Vice President and investment manager at BFM since 1998. Prior to joining BFM, Mr. Damm served as senior investment manager with BlackRock Advisors, Inc. since 1995 and Mr. Considine served as portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Mr. Damm and Mr. Considine have been portfolio co-managers since June 2000.

This Supplement is dated September 28, 2000.